Hartford Municipal Short Duration Fund Expense Example - Hartford Municipal Short Duration Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 517
Expense Example, with Redemption, 3 Years	718
Expense Example, with Redemption, 5 Years	936
Expense Example, with Redemption, 10 Years	1,562
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	247
Expense Example, with Redemption, 3 Years	552
Expense Example, with Redemption, 5 Years	984
Expense Example, with Redemption, 10 Years	2,185
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	217
Expense Example, with Redemption, 5 Years	402
Expense Example, with Redemption, 10 Years	936
Class F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	188
Expense Example, with Redemption, 5 Years	350
Expense Example, with Redemption, 10 Years	$ 819